Share based payments (Details) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Sharebased Payment Arrangements [Abstract]
Options vest in instalments	4 years
Share based expiry years	10 years
Options were exercisable	10,625